Loans from related parties - Movements on loan balances (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Loans from related parties
As at January 1	£ 6,309
Amounts advanced	2,945	£ 5,600
Interest charged	483	709
Amounts repaid	(737)
Conversion to equity	£ (9,000)
As at June 30		£ 6,309
Interest rate		30.00%